SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Number of options outstanding, Beginning Balance | shares	31,604	35,954
Weighted average exercise price, Beginning Balance | $ / shares	$ 112.05	$ 112.00
Number of options outstanding, forfeited | shares	(3,746)	(4,350)
Weighted average exercise price, forfeited | $ / shares	$ 113.55	$ 106.83
Number of options outstanding, Exercised | shares	(4,000)
Weighted average exercise price, Exercised | $ / shares	$ 80.00
Number of options outstanding, Ending Balance | shares	23,858	31,604
Weighted average exercise price, Ending Balance | $ / shares	$ 116.34	$ 112.05